CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Profit for the year	$ 5,214	$ 6,568	$ 302
Other comprehensive income/(loss) to be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign operations, net of tax of $0	16,195	(5,459)	784
Other comprehensive income (loss) that will be reclassified to profit or loss, net of tax	16,195	(5,459)	784
Other comprehensive income/(loss) not to be reclassified to profit or loss in subsequent periods:
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	1,013	(67)	1,104
Income tax effect	(204)	15	(221)
Other comprehensive income/(loss) from equity instruments measured at fair value, net of tax	809	(52)	883
Re-measuring income on defined benefit plans	(410)	(390)	1,885
Income tax effect	82	78	(377)
Defined benefit pension plan, net of tax	(328)	(312)	1,508
Other comprehensive income/(loss) for the year, net of tax	16,676	(5,823)	3,175
Total comprehensive income for the year, net of tax	21,890	745	3,477
Attributable to:
Equity holders of the parent	15,334	(2,101)	5,464
Non-controlling interests	6,556	2,846	(1,987)
Total comprehensive income for the year, net of tax	$ 21,890	$ 745	$ 3,477